Financial instruments and financial risk factors - Summary of classification and measurement basis of financial instruments (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities	$ 47,070,440	$ 10,718,669	$ 2,782,877
Derivative financial liabilities, undiscounted cash flows		12,028,401	1,707,493
Accounts payable and accrued liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities		4,364,372	1,148,986
Derivative financial liabilities, undiscounted cash flows		4,364,372	1,148,986
Restricted share units
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities		171,849
Derivative financial liabilities, undiscounted cash flows		171,849
Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities		3,613,170
Derivative financial liabilities, undiscounted cash flows		4,529,662
Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities		2,247,878	87,381
Derivative financial liabilities, undiscounted cash flows		2,628,652	87,381
Restoration provisions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities		321,400
Derivative financial liabilities, undiscounted cash flows		333,866
Convertible debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities			384,207
Derivative financial liabilities, undiscounted cash flows			471,126
Conversion feature of convertible debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities			94,985
Year 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		7,125,055	1,156,268
Year 1 | Accounts payable and accrued liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		4,364,372	1,148,986
Year 1 | Restricted share units
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		171,849
Year 1 | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		805,946
Year 1 | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		1,782,888	7,282
Year 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		1,607,872	7,282
Year 2 | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		680,943
Year 2 | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		845,763	7,282
Year 2 | Restoration provisions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		81,166
Year 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		568,434	478,408
Year 3 | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		568,434
Year 3 | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows			7,282
Year 3 | Convertible debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows			471,126
Year 4
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		584,269	7,282
Year 4 | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		584,269
Year 4 | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows			7,282
Year 5
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		532,460	7,282
Year 5 | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		479,833
Year 5 | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows			7,282
Year 5 | Restoration provisions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		52,627
Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		1,610,311	50,971
Thereafter | Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		1,410,237
Thereafter | Loan payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows			$ 50,971
Thereafter | Restoration provisions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows		$ 200,074